UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

March 31, 2013 (unaudited)

	Shares or
	Principal	Fair
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 24.4%
Actuant Corporation (Class A)	315,700	$9,666,734
Franklin Electric Co., Inc.	451,200	15,146,784
Graco Inc.	395,800	22,968,274
HNI Corporation	513,733	18,232,384
IDEX Corporation	427,100	22,815,682
Rotork plc (Great Britain)	72,200	3,186,338
WABCO Holdings Inc.*	383,000	27,035,970
Zebra Technologies Corporation (Class A)*	384,400	18,116,772
		$137,168,938
RETAILING — 20.4%
CarMax, Inc.*	762,200	$31,783,740
L’Occitane International S.A. (Luxembourg)	1,875,000	5,700,375
O’Reilly Automotive, Inc.*	425,900	43,676,045
Signet Jewelers Limited (Bermuda)	498,200	33,379,400
		$114,539,560
BUSINESS SERVICES & SUPPLIES — 17.8%
Aggreko plc (Great Britain)	270,000	$7,311,897
Clarcor, Inc.	252,700	13,236,426
Copart, Inc.*	687,100	23,553,788
Domino Printing Sciences plc (Great Britain)	710,400	6,898,623
Halma PLC (Great Britain)	1,325,000	10,430,400
ManpowerGroup Inc.	126,200	7,158,064
ScanSource Inc.*	679,263	19,168,802
Spirax-Sarco Engineering plc (Great Britain)	306,506	12,515,958
		$100,273,958
HEALTH CARE — 11.9%
Bio-Rad Laboratories, Inc.*	147,700	$18,610,200
bioMerieux S.A. (France)	118,887	11,213,029
Life Technologies Corporation*	279,198	18,044,567
Sonova Holding AG (Switzerland)	53,500	6,417,068
Varian Medical Systems, Inc.*	42,000	3,024,000
VCA Antech, Inc.*	413,300	9,708,417
		$67,017,281
ENERGY — 6.5%
FMC Technologies, Inc.*	307,800	$16,741,242
Noble Corporation (Switzerland)	529,200	20,188,980
		$36,930,222
TECHNOLOGY — 6.4%
EVS Broadcast Equipment S.A. (Belgium)	187,150	$12,010,707
Maxim Integrated Products, Inc.	309,600	10,108,440
Microchip Technology Incorporated	374,951	13,783,199
		$35,902,346
TRANSPORTATION — 4.0%
Heartland Express, Inc.	825,800	$11,016,172

Knight Transportation, Inc.	700,600	11,279,660
		$22,295,832

OTHER COMMON STOCKS — 0.0%		$80,110

TOTAL COMMON STOCKS — 91.4% (Cost $284,755,564)		$514,208,247

PREFERRED STOCKS — 0.5% (Cost $3,011,454)
REAL ESTATE INVESTMENT TRUST
ProLogis (Series S)	120,000	$3,008,400

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE
Helix Energy Solutions Group, Inc. — 9.5% 2016	$1,158,000	$1,189,845
OMNOVA Solutions Inc. — 7.875% 2018	275,000	292,188
Quality Distribution LLC — 9.875% 2018	3,000,000	3,240,000
Stanadyne Corporation — 10% 2014	3,000,000	2,981,250
TOTAL NON- CONVERTIBLE BONDS AND DEBENTURES — 1.4% (Cost $7,096,333)		$7,703,283

TOTAL INVESTMENT SECURITIES — 93.3% (Cost $294,863,351)		$524,919,930

SHORT-TERM INVESTMENTS
Federal Home Loan Bank Discount Note — 0.02% 04/02/13	$10,000,000	$9,999,994
Federal National Mortgage Association — 0.095% 04/17/13	21,931,000	21,930,074
State Street Bank Repurchase Agreement — 0.01% 04/01/13 (Dated 3/28/13, repurchase price of $5,516,000, collateralized by $6,020,000 principal amount U.S. Treasury Bond — 2.75% 2042, fair value $5,628,700)	5,516,000	5,516,006
TOTAL SHORT-TERM INVESTMENTS — 6.7% (Cost $37,446,074)		$37,446,074

TOTAL INVESTMENTS — 100.0% (Cost $332,309,425) — Note 2		$562,366,004
Other assets and liabilities, net — (0.0)%		(39,842)
TOTAL NET ASSETS — 100.0%		$562,326,162

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under policies adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments

Common Stocks	$514,208,247	—	—	$514,208,247
Preferred Stocks	3,008,400	—	—	3,008,400
Non-Convertible Bonds & Debentures	—	$7,703,283	—	7,703,283
Short-Term Investments	—	37,446,074	—	37,446,074
Total Investments	$517,216,647	$45,149,357	—	$562,366,004

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the three months ended March 31, 2013.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $295,032,871 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$230,067,075
Gross unrealized depreciation:	(180,016)
Net unrealized appreciation:	$229,887,059

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 23, 2013

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 23, 2013